Investments - Schedule of Long-Term Investments (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Equity method investments
Equity securities with readily determinable fair values			¥ 28,355,681
Equity securities without readily determinable fair values	8,826,143	1,262,122	9,826,143
Available-for-sale debt investment	103,709,272	14,830,229	103,709,272
Total	156,929,090	22,440,561	184,024,217
Shanghai Wiselong Enterprise Management Co., Ltd.
Equity method investments
Equity method investments	32,498,358	4,647,203	27,133,053
Other [Member]
Equity method investments
Equity method investments	¥ 11,895,317	$ 1,701,007	¥ 15,000,068